Convertible Bond Loan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Convertible Bond Loan
Schedule of components of income tax provision (benefit)

	Years Ended December 31,
(Amounts in thousands)	2024	2023
Domestic	$(26,816)	$(35,233)
Foreign	(3,253)	(15,751)
Total loss before income taxes	$(30,069)	$(50,984)

The components of income tax provision (benefit) for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
(Amounts in thousands)	2024	2023
Federal:
Current	$(55)	$(52)
Deferred	-	-
Total federal income tax (benefit) provision	(55)	(52)
State:
Current	-	(30)
Deferred	-	-
Total state income tax (benefit) provision	-	(30)
International (Non-US):
Current	-	-
Deferred	-	-
Total international income tax (benefit) provision	-	-
Total income tax (benefit) provision	$(55)	$(82)

Schedule of components of income tax provision (benefit)

	Three Months Ended June 30, (Unaudited)		Six Months Ended June 30, (Unaudited)
	2025	2024	2025	2024
Revenue, net	$-	$151	$-	$864
Cost of revenues	-	(72)	-	(614)
Gross profit (loss)	-	79	-	250
Income from grants	-	253	-	852
Research and development expenses	-	(2,892)	-	(2,892)
Administrative and selling expenses	-	(8,747)	-	(9,456)
Other income/(expenses), net	-	10,247		10,246
Operating income/(loss)	-	(1,060)	-	(1,000)
Income/(loss) before income tax	-	-	-	-
Income/(loss) from discontinued operations	-	(1,060)	-	(1,000)

Other comprehensive income/(loss) from discontinued operations	-	-	-	35
Comprehensive income/(loss) from discontinued operations	-	(1,060)	-	(965)

	Year Ended December 31,
(Amounts in thousands)	2024	2023
Federal:
Current	$(55)	$(52)
Deferred	-	-
Total federal income tax (benefit) provision	(55)	(52)
State:
Current	-	(30)
Deferred	-	-
Total state income tax (benefit) provision	-	(30)
International (Non-US):
Current	-	-
Deferred	-	-
Total international income tax (benefit) provision	-	-
Total income tax (benefit) provision	$(55)	$(82)

Schedule of income tax (benefit) provision

	Years Ended December 31,
(Amounts in thousands)	2024	2023
Current tax at U.S. statutory rate	$(6,315)	$(10,707)
Effect of state tax	(1,636)	(1,132)
Effect of valuation allowance	8,963	13,450
Warranty Liability	(12)	(83)
Effect of non-US income tax rates	(288)	(4,100)
Impairment	(875)	1,073
Stock compensation	199	1,677
Other, net	(91)	(260)
Total income tax (benefit) provision	$(55)	$(82)

Schedule of deferred tax assets and liabilities

(Amounts in thousands)	December 31, 2024	December 31, 2023
Deferred Tax Assets:
Net operating loss carryforwards	$31,425	$26,759
Capital loss	12,345	-
Reserves and accruals	1,348	1,126
Stock compensation	3,496	1,423
Lease Liability	71	2,511
Sec 174 Cap	1,714	1,823
Intangibles	1,013	1,073
Other	2,875	1,137
Total deferred tax assets before valuation allowance	$54,287	$35,852
Less: Valuation Allowance	(53,944)	(32,654)
Total deferred tax assets, net of valuation allowance	$343	$3,198

Deferred Tax Liabilities:
Fixed assets	(296)	(300)
Lease ROA	(47)	(2,898)
Intangibles		-
Other		-
Total deferred tax liabilities	$(343)	$(3,198)
Net deferred tax assets/(liabilities)	$-	$-